Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Property, Plant And Equipment

($ millions)	Land & Building	Equipment	Technology Assets	Leasehold Improvements	Right-of-use Assets	Total
Cost
Balance as at October 31, 2022	$1,677	$2,362	$2,205	$1,795	$4,197	$12,236
Additions	97	161	130	129	143	660
Disposals/Retirements	(64)	(781)	(1,657)	(118)	(118)	(2,738)
Foreign currency adjustments and other	103	67	27	48	114	359
Balance as at October 31, 2023	$1,813	$1,809	$705	$1,854	$4,336	$10,517
Additions	120	232	73	134	125	684
Disposals/Retirements	(149)	(183)	(155)	(67)	(77)	(631)
Foreign currency adjustments and other	(48)	(78)	10	(44)	(43)	(203)
Balance as at October 31, 2024	$1,736	$1,780	$633	$1,877	$4,341	$10,367

Accumulated depreciation
Balance as at October 31, 2022	$637	$1,777	$1,933	$1,117	$1,072	$6,536
Depreciation	44	104	161	113	379	801
Disposals/Retirements	(4)	(748)	(1,655)	(92)	(106)	(2,605)
Foreign currency adjustments and other	9	135	(58)	14	43	143
Balance as at October 31, 2023	$686	$1,268	$381	$1,152	$1,388	$4,875
Depreciation	49	94	140	116	331	730
Disposals/Retirements	(50)	(75)	(145)	(40)	(62)	(372)
Foreign currency adjustments and other	(22)	(26)	(14)	(40)	(16)	(118)
Balance as at October 31, 2024	$663	$1,261	$362	$1,188	$1,641	$5,115

Net book value
Balance as at October 31, 2023	$1,127	$541	$324	$702	$2,948	$5,642 (1)
Balance as at October 31, 2024	$1,073	$519	$271	$689	$2,700	$5,252 (1)

(1)	Includes $36 (2023 – $38) of investment property.